Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
July 31, 2024
WLF-NPRT1-0924
1.9893108.105
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Entertainment - 2.5%
Netflix, Inc. (a)	1,347	846,387
The Walt Disney Co.	31,763	2,975,875
		3,822,262
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A	13,958	2,394,355
Class C	11,293	1,955,383
Pinterest, Inc. Class A (a)	19,699	629,383
		4,979,121
TOTAL COMMUNICATION SERVICES		8,801,383
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.6%
General Motors Co.	22,235	985,455
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	35,461	6,630,505
Etsy, Inc. (a)	17,364	1,131,091
		7,761,596
Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	5,289	1,135,390
Starbucks Corp.	11,277	879,042
Vail Resorts, Inc.	3,853	701,285
		2,715,717
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	20,117	1,349,448
Specialty Retail - 3.6%
Aritzia, Inc. (a)	24,804	814,194
Best Buy Co., Inc.	9,340	808,097
Gap, Inc.	17,859	419,329
Lowe's Companies, Inc.	4,723	1,159,544
Ulta Beauty, Inc. (a)	1,929	703,873
Warby Parker, Inc. (a)	43,972	724,219
Williams-Sonoma, Inc.	5,721	884,924
		5,514,180
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,149	810,461
NIKE, Inc. Class B	4,683	350,569
Tapestry, Inc.	17,416	698,207
		1,859,237
TOTAL CONSUMER DISCRETIONARY		20,185,633
CONSUMER STAPLES - 3.2%
Consumer Staples Distribution & Retail - 0.5%
Maplebear, Inc. (NASDAQ)	23,541	811,929
Food Products - 1.0%
Bunge Global SA	7,496	788,804
The Hershey Co.	4,228	834,945
		1,623,749
Household Products - 0.7%
The Clorox Co.	7,918	1,044,622
Personal Care Products - 1.0%
elf Beauty, Inc. (a)	3,965	684,280
Estee Lauder Companies, Inc. Class A	8,458	842,501
		1,526,781
TOTAL CONSUMER STAPLES		5,007,081
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	40,028	1,549,884
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	30,007	870,803
EQT Corp.	19,889	686,369
Equinor ASA	25,102	664,706
Occidental Petroleum Corp.	14,715	894,966
		3,116,844
TOTAL ENERGY		4,666,728
FINANCIALS - 12.6%
Banks - 4.7%
Bank of America Corp.	41,543	1,674,598
Citigroup, Inc.	23,473	1,522,928
Huntington Bancshares, Inc.	64,314	961,494
JPMorgan Chase & Co.	10,685	2,273,768
Starling Bank Ltd. Series D (a)(b)(c)	34,700	141,409
U.S. Bancorp	17,066	765,922
		7,340,119
Capital Markets - 1.8%
Macquarie Group Ltd.	10,193	1,398,466
NASDAQ, Inc.	19,287	1,305,344
		2,703,810
Financial Services - 2.5%
Fidelity National Information Services, Inc.	14,520	1,115,572
MasterCard, Inc. Class A	3,309	1,534,416
WEX, Inc. (a)	6,858	1,258,100
		3,908,088
Insurance - 3.6%
Hartford Financial Services Group, Inc.	17,847	1,979,589
Marsh & McLennan Companies, Inc.	6,065	1,349,887
Progressive Corp.	10,276	2,200,297
		5,529,773
TOTAL FINANCIALS		19,481,790
HEALTH CARE - 13.9%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	4,755	1,129,122
Exact Sciences Corp. (a)	12,734	581,689
Moderna, Inc. (a)	6,706	799,489
Sage Therapeutics, Inc. (a)	9,937	108,810
Vertex Pharmaceuticals, Inc. (a)	1,878	930,962
Zai Lab Ltd. ADR (a)	8,171	155,494
		3,705,566
Health Care Equipment & Supplies - 3.3%
Hologic, Inc. (a)	31,198	2,546,069
Insulet Corp. (a)	6,462	1,255,890
Outset Medical, Inc. (a)	5,606	19,901
The Cooper Companies, Inc.	14,331	1,337,512
		5,159,372
Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc. (a)	12,432	840,652
Centene Corp. (a)	20,820	1,601,474
Cigna Group	7,057	2,460,564
Elevance Health, Inc.	2,372	1,261,975
		6,164,665
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	2,676	878,905
Pharmaceuticals - 3.6%
GSK PLC sponsored ADR	20,081	778,540
Merck & Co., Inc.	8,306	939,658
Merck KGaA	7,312	1,312,044
UCB SA	9,798	1,639,891
Zoetis, Inc. Class A	5,275	949,711
		5,619,844
TOTAL HEALTH CARE		21,528,352
INDUSTRIALS - 11.7%
Air Freight & Logistics - 1.6%
FedEx Corp.	4,189	1,266,125
United Parcel Service, Inc. Class B	8,877	1,157,294
		2,423,419
Commercial Services & Supplies - 0.4%
Veralto Corp.	5,404	575,850
Electrical Equipment - 4.1%
Eaton Corp. PLC	4,525	1,379,175
GE Vernova LLC	5,281	941,285
nVent Electric PLC	11,525	837,061
Prysmian SpA	17,299	1,189,586
Regal Rexnord Corp.	6,189	994,449
Sunrun, Inc. (a)	52,671	923,323
		6,264,879
Ground Transportation - 0.4%
ArcBest Corp.	4,798	604,788
Machinery - 2.9%
Deere & Co.	3,327	1,237,577
Federal Signal Corp.	11,863	1,185,944
Otis Worldwide Corp.	10,527	994,802
Parker Hannifin Corp.	2,010	1,127,932
		4,546,255
Professional Services - 2.3%
Leidos Holdings, Inc.	8,924	1,288,626
ManpowerGroup, Inc.	9,802	750,637
Science Applications International Corp.	7,937	987,363
UL Solutions, Inc. Class A	11,444	578,265
		3,604,891
TOTAL INDUSTRIALS		18,020,082
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	5,709	1,978,454
Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	8,648	1,886,215
Insight Enterprises, Inc. (a)	5,668	1,272,466
		3,158,681
IT Services - 2.0%
Accenture PLC Class A	9,195	3,040,051
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	11,521	1,664,554
First Solar, Inc. (a)	6,449	1,392,920
Marvell Technology, Inc.	22,821	1,528,551
Micron Technology, Inc.	13,563	1,489,489
NVIDIA Corp.	41,915	4,904,893
NXP Semiconductors NV	7,553	1,987,647
SolarEdge Technologies, Inc. (a)	15,293	441,356
Universal Display Corp.	4,538	1,010,250
		14,419,660
Software - 10.0%
Adobe, Inc. (a)	4,152	2,290,451
Gen Digital, Inc.	54,177	1,408,060
HubSpot, Inc. (a)	3,552	1,765,451
Intuit, Inc.	2,200	1,424,170
Microsoft Corp.	13,485	5,641,450
Pagerduty, Inc. (a)	25,217	527,792
Salesforce, Inc.	9,423	2,438,672
		15,496,046
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	29,592	6,571,791
TOTAL INFORMATION TECHNOLOGY		44,664,683
MATERIALS - 3.9%
Chemicals - 1.9%
Cabot Corp.	10,781	1,081,226
Celanese Corp.	6,435	908,300
Eastman Chemical Co.	8,374	865,285
		2,854,811
Construction Materials - 0.6%
Summit Materials, Inc. (a)	22,863	955,216
Containers & Packaging - 0.6%
Ball Corp.	15,353	979,982
Metals & Mining - 0.8%
ATI, Inc. (a)	12,536	848,813
Radius Recycling, Inc. Class A	21,665	392,570
		1,241,383
TOTAL MATERIALS		6,031,392
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Ventas, Inc.	28,193	1,534,827
UTILITIES - 2.2%
Electric Utilities - 1.6%
NextEra Energy, Inc.	18,367	1,403,055
SSE PLC	43,769	1,058,105
		2,461,160
Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	12,480	925,517
TOTAL UTILITIES		3,386,677
TOTAL COMMON STOCKS (Cost $117,078,680)		153,308,628

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (a)(b)(c) (Cost $350,799)	402	457,633

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $596,294)	596,175	596,294

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $118,025,773)	154,362,555
NET OTHER ASSETS (LIABILITIES) - 0.2%	326,647
NET ASSETS - 100.0%	154,689,202

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $599,042 or 0.4% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,195,228	8,173,743	8,772,678	17,594	1	-	596,294	0.0%
Total	1,195,228	8,173,743	8,772,678	17,594	1	-	596,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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